CHANGES IN SHAREHOLDINGS OF SUBSIDIARIES - Effects of Changes in Company's Ownership Interest (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net loss attributable to Melco Resorts & Entertainment Limited	$ (326,920)	$ (930,526)	$ (811,751)
Transfers (to) from noncontrolling interests:
Changes from net loss attributable to Melco Resorts & Entertainment Limited's shareholders and transfers from noncontrolling interests	(327,502)	(932,599)	(818,702)
Melco Resorts and Entertainment (Philippines) [Member]
Transfers (to) from noncontrolling interests:
Decrease in additional paid-in capital resulting from purchases of common shares of MRP from the open market	(582)	(2,952)	(6,951)
Studio City [Member]
Transfers (to) from noncontrolling interests:
Increase in additional paid-in capital resulting from the private placements	$ 0	$ 879	$ 0